MANAGEMENT AGREEMENTS AND FORTRESS FUNDS (HWM) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	$ 935,400
Distributed Incentive Income	1,243,441	1,015,084	894,278
Distributed Incentive Income Subject to Clawback	304,526	247,556	231,846
Gross Intrinsic Clawback	66,900
Net Intrinsic Clawback	45,108
Newcastle [Member]
Schedule of Management Agreements [Line Items]
Equity Eligible for Incentive Income	839,147
Life to Date Incentive Income Crystallized	41,283
Eurocastle [Member]
Schedule of Management Agreements [Line Items]
Gain to Cross Incentive Income Threshold	178,400
Equity Eligible for Incentive Income	488,562
Life to Date Incentive Income Crystallized	39,217
New Residential [Member]
Schedule of Management Agreements [Line Items]
Gain to Cross Incentive Income Threshold	0
Equity Eligible for Incentive Income	1,372,498
Life to Date Incentive Income Crystallized	71,952
New Media [Member]
Schedule of Management Agreements [Line Items]
Gain to Cross Incentive Income Threshold	0
Equity Eligible for Incentive Income	492,807
Life to Date Incentive Income Crystallized	198
New Senior [Member]
Schedule of Management Agreements [Line Items]
Gain to Cross Incentive Income Threshold	2,631
Equity Eligible for Incentive Income	812,673
Life to Date Incentive Income Crystallized	0
Private Equity Funds [Member]
Schedule of Management Agreements [Line Items]
Gross Intrinsic Clawback	66,903
Private Equity Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	15,910
Distributed Incentive Income	846,671
Distributed Incentive Income Subject to Clawback	66,903
Gross Intrinsic Clawback	66,903
Net Intrinsic Clawback	45,108
Private Equity Funds [Member] | Outside of Investment Period [Member] | NIH (1998) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	415,574
Inception to Date Distributions	(823,588)
Net Asset Value (“NAV”)	0
Current Preferred Return Threshold	0
Undistributed Incentive Income	0
Distributed Incentive Income	94,513
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund I (1999) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	1,015,943
Inception to Date Distributions	(2,847,929)
Net Asset Value (“NAV”)	0
Distributed Incentive Income	344,939
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund II (2002) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	1,974,298
Inception to Date Distributions	(3,442,900)
Net Asset Value (“NAV”)	2,875
NAV Surplus (Deficit)	1,471,477
Current Preferred Return Threshold	0
Undistributed Incentive Income	566
Distributed Incentive Income	288,840
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund III (2004) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	2,762,992
Inception to Date Distributions	(2,138,525)
Net Asset Value (“NAV”)	1,346,591
NAV Surplus (Deficit)	722,124
Current Preferred Return Threshold	2,023,927
Gain to Cross Incentive Income Threshold	1,301,803
Undistributed Incentive Income	0
Distributed Incentive Income	66,903
Distributed Incentive Income Subject to Clawback	66,903
Gross Intrinsic Clawback	66,903
Net Intrinsic Clawback	45,108
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund III Coinvestment (2004) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	273,649
Inception to Date Distributions	(225,188)
Net Asset Value (“NAV”)	71,586
NAV Surplus (Deficit)	23,125
Current Preferred Return Threshold	239,034
Gain to Cross Incentive Income Threshold	215,909
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund IV (2006) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	3,639,561
Inception to Date Distributions	(1,311,000)
Net Asset Value (“NAV”)	2,767,275
NAV Surplus (Deficit)	438,714
Current Preferred Return Threshold	2,729,927
Gain to Cross Incentive Income Threshold	2,291,213
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund IV Coinvestment (2006) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	762,696
Inception to Date Distributions	(257,811)
Net Asset Value (“NAV”)	459,208
NAV Surplus (Deficit)	(45,677)
Current Preferred Return Threshold	583,050
Gain to Cross Incentive Income Threshold	628,727
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund V (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	4,103,713
Inception to Date Distributions	(1,354,986)
Net Asset Value (“NAV”)	4,647,500
NAV Surplus (Deficit)	1,898,773
Current Preferred Return Threshold	2,424,873
Gain to Cross Incentive Income Threshold	579,099
Undistributed Incentive Income	4,599
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | Fund V Coinvestment (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	990,480
Inception to Date Distributions	(173,409)
Net Asset Value (“NAV”)	491,723
NAV Surplus (Deficit)	(325,348)
Current Preferred Return Threshold	651,340
Gain to Cross Incentive Income Threshold	976,688
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | GAGACQ Fund (2004) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	545,663
Inception to Date Distributions	(595,401)
Net Asset Value (“NAV”)	0
Distributed Incentive Income	51,476
Private Equity Funds [Member] | Outside of Investment Period [Member] | FRID (2005) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	1,220,229
Inception to Date Distributions	(1,202,153)
Net Asset Value (“NAV”)	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | FRIC (2006) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	328,754
Inception to Date Distributions	(291,330)
Net Asset Value (“NAV”)	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | FICO (2006) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	724,525
Inception to Date Distributions	(5)
Net Asset Value (“NAV”)	(62,741)
NAV Surplus (Deficit)	(787,261)
Current Preferred Return Threshold	605,276
Gain to Cross Incentive Income Threshold	1,392,537
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | FHIF (2006) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	1,543,463
Inception to Date Distributions	(541,152)
Net Asset Value (“NAV”)	1,927,349
NAV Surplus (Deficit)	925,038
Current Preferred Return Threshold	1,165,531
Gain to Cross Incentive Income Threshold	240,493
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | FECI (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	982,779
Inception to Date Distributions	(344)
Net Asset Value (“NAV”)	976,402
NAV Surplus (Deficit)	(6,033)
Current Preferred Return Threshold	751,758
Gain to Cross Incentive Income Threshold	757,791
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | MSR Opportunities Fund I A (2012) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	332,966
Inception to Date Distributions	(109,339)
Net Asset Value (“NAV”)	312,781
NAV Surplus (Deficit)	89,154
Current Preferred Return Threshold	0
Undistributed Incentive Income	8,606
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | Outside of Investment Period [Member] | MSR Opportunities Fund I B (2012) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	80,781
Inception to Date Distributions	(26,479)
Net Asset Value (“NAV”)	75,699
NAV Surplus (Deficit)	21,397
Current Preferred Return Threshold	0
Undistributed Incentive Income	2,139
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	1,777
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | In Investment Period [Member] | MSR Opportunities Fund II A (2013) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	55,761
Inception to Date Distributions	(10,492)
Net Asset Value (“NAV”)	54,944
NAV Surplus (Deficit)	9,675
Current Preferred Return Threshold	0
Undistributed Incentive Income	1,430
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | In Investment Period [Member] | MSR Opportunities Fund II B (2013) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	797
Inception to Date Distributions	(149)
Net Asset Value (“NAV”)	778
NAV Surplus (Deficit)	130
Current Preferred Return Threshold	0
Undistributed Incentive Income	19
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | In Investment Period [Member] | MSR Opportunities Fund II MA I (2013) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	12,785
Inception to Date Distributions	(2,409)
Net Asset Value (“NAV”)	12,600
NAV Surplus (Deficit)	2,224
Current Preferred Return Threshold	0
Undistributed Incentive Income	328
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Equity Funds [Member] | In Investment Period [Member] | Italian NPL Opportunities (2013) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	36,199
Inception to Date Distributions	(3,417)
Net Asset Value (“NAV”)	29,972
NAV Surplus (Deficit)	(2,810)
Current Preferred Return Threshold	616
Gain to Cross Incentive Income Threshold	3,426
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	574,448
Distributed Incentive Income	621,356
Distributed Incentive Income Subject to Clawback	202,795
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Long Dated Value Fund I (2005) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	267,325
Inception to Date Distributions	(89,887)
Net Asset Value (“NAV”)	310,314
NAV Surplus (Deficit)	132,876
Current Preferred Return Threshold	146,299
Gain to Cross Incentive Income Threshold	13,423
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Long Dated Value Fund II (2005) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	274,280
Inception to Date Distributions	(147,790)
Net Asset Value (“NAV”)	202,378
NAV Surplus (Deficit)	75,888
Current Preferred Return Threshold	114,886
Gain to Cross Incentive Income Threshold	38,998
Undistributed Incentive Income	0
Distributed Incentive Income	412
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Long Dated Value Fund III (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	343,156
Inception to Date Distributions	(272,641)
Net Asset Value (“NAV”)	201,352
NAV Surplus (Deficit)	130,837
Current Preferred Return Threshold	0
Undistributed Incentive Income	17,835
Distributed Incentive Income	6,473
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | LDVF Patent Fund (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	40,664
Inception to Date Distributions	(37,913)
Net Asset Value (“NAV”)	35,316
NAV Surplus (Deficit)	32,565
Current Preferred Return Threshold	0
Undistributed Incentive Income	1,640
Distributed Incentive Income	1,471
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Real Assets Fund (2007) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	359,024
Inception to Date Distributions	(335,000)
Net Asset Value (“NAV”)	131,430
NAV Surplus (Deficit)	107,406
Current Preferred Return Threshold	0
Undistributed Incentive Income	11,439
Distributed Incentive Income	5,285
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Credit Opportunities Fund (2008) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	5,548,858
Inception to Date Distributions	(6,964,273)
Net Asset Value (“NAV”)	1,259,585
NAV Surplus (Deficit)	2,675,000
Current Preferred Return Threshold	0
Undistributed Incentive Income	183,519
Distributed Incentive Income	342,110
Distributed Incentive Income Subject to Clawback	148,313
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Credit Opportunities Fund II (2009) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	2,266,715
Inception to Date Distributions	(2,348,963)
Net Asset Value (“NAV”)	1,092,635
NAV Surplus (Deficit)	1,174,883
Current Preferred Return Threshold	0
Undistributed Incentive Income	136,472
Distributed Incentive Income	93,964
Distributed Incentive Income Subject to Clawback	25,089
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | FCO Managed Account (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	576,608
Inception to Date Distributions	(553,732)
Net Asset Value (“NAV”)	338,493
NAV Surplus (Deficit)	315,617
Current Preferred Return Threshold	0
Undistributed Incentive Income	47,585
Distributed Incentive Income	12,347
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | SIP Managed Account (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	11,000
Inception to Date Distributions	(35,747)
Net Asset Value (“NAV”)	15,098
NAV Surplus (Deficit)	39,845
Current Preferred Return Threshold	0
Undistributed Incentive Income	2,537
Distributed Incentive Income	4,949
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Japan Opportunity Fund (2009) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	907,787
Inception to Date Distributions	(1,313,907)
Net Asset Value (“NAV”)	553,606
NAV Surplus (Deficit)	959,726
Current Preferred Return Threshold	0
Undistributed Incentive Income	89,132
Distributed Incentive Income	116,662
Distributed Incentive Income Subject to Clawback	19,771
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Net Lease Fund I (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	152,851
Inception to Date Distributions	(225,489)
Net Asset Value (“NAV”)	1,646
NAV Surplus (Deficit)	74,284
Current Preferred Return Threshold	0
Undistributed Incentive Income	221
Distributed Incentive Income	9,528
Distributed Incentive Income Subject to Clawback	5,896
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Real Estate Opportunities Fund (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	534,278
Inception to Date Distributions	(243,376)
Net Asset Value (“NAV”)	420,747
NAV Surplus (Deficit)	129,845
Current Preferred Return Threshold	0
Undistributed Incentive Income	9,432
Distributed Incentive Income	1,906
Distributed Incentive Income Subject to Clawback	490
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Global Opportunities Fund (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	327,399
Inception to Date Distributions	(154,539)
Net Asset Value (“NAV”)	244,829
NAV Surplus (Deficit)	71,969
Current Preferred Return Threshold	0
Undistributed Incentive Income	12,053
Distributed Incentive Income	1,979
Distributed Incentive Income Subject to Clawback	1,979
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Japan Opportunity Fund II (Yen) (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	651,640
Inception to Date Distributions	(233,544)
Net Asset Value (“NAV”)	623,193
NAV Surplus (Deficit)	205,097
Current Preferred Return Threshold	0
Undistributed Incentive Income	32,556
Distributed Incentive Income	9,811
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Japan Opportunity Fund II (Dollar) (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	633,667
Inception to Date Distributions	(215,901)
Net Asset Value (“NAV”)	628,910
NAV Surplus (Deficit)	211,144
Current Preferred Return Threshold	0
Undistributed Incentive Income	28,906
Distributed Incentive Income	11,812
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | Outside of Investment Period [Member] | Real Estate Opportunities REOC Fund (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	56,692
Inception to Date Distributions	(36,018)
Net Asset Value (“NAV”)	39,612
NAV Surplus (Deficit)	18,938
Current Preferred Return Threshold	0
Undistributed Incentive Income	1,121
Distributed Incentive Income	2,647
Distributed Incentive Income Subject to Clawback	1,257
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Undistributed Incentive Income	249,945
Distributed Incentive Income	103,855
Distributed Incentive Income Subject to Clawback	34,084
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member] | Credit Opportunities Fund III (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	3,088,327
Inception to Date Distributions	(1,284,092)
Net Asset Value (“NAV”)	2,386,123
NAV Surplus (Deficit)	581,888
Current Preferred Return Threshold	0
Undistributed Incentive Income	93,056
Distributed Incentive Income	20,852
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member] | FCO Managed Accounts (2008-2012) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	3,843,062
Inception to Date Distributions	(2,679,311)
Net Asset Value (“NAV”)	2,379,452
NAV Surplus (Deficit)	1,215,701
Current Preferred Return Threshold	0
Undistributed Incentive Income	156,889
Distributed Incentive Income	83,003
Distributed Incentive Income Subject to Clawback	34,084
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member] | Life Settlements Fund (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	397,361
Inception to Date Distributions	(299,330)
Net Asset Value (“NAV”)	72,534
NAV Surplus (Deficit)	(25,497)
Current Preferred Return Threshold	74,266
Gain to Cross Incentive Income Threshold	99,763
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member] | Life Settlements Fund MA (2010) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	32,525
Inception to Date Distributions	(24,482)
Net Asset Value (“NAV”)	5,731
NAV Surplus (Deficit)	(2,312)
Current Preferred Return Threshold	6,100
Gain to Cross Incentive Income Threshold	8,412
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Credit PE Funds [Member] | In Investment Period [Member] | Real Estate Opportunities Fund II 2014 [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	147,138
Inception to Date Distributions	0
Net Asset Value (“NAV”)	147,190
NAV Surplus (Deficit)	52
Current Preferred Return Threshold	4,021
Gain to Cross Incentive Income Threshold	3,969
Undistributed Incentive Income	0
Distributed Incentive Income	0
Distributed Incentive Income Subject to Clawback	0
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	0
Private Permanent Capital Vehicle [Member] | In Investment Period [Member]
Schedule of Management Agreements [Line Items]
Distributed Incentive Income	744
Private Permanent Capital Vehicle [Member] | In Investment Period [Member] | WWTAI (2011) [Member]
Schedule of Management Agreements [Line Items]
Inception to Date Capital Invested	699,189
Inception to Date Distributions	(117,824)
Net Asset Value (“NAV”)	653,724
NAV Surplus (Deficit)	72,360
Current Preferred Return Threshold	0
Undistributed Incentive Income	6,266
Distributed Incentive Income	744
Distributed Incentive Income Subject to Clawback	744
Gross Intrinsic Clawback	0
Net Intrinsic Clawback	$ 0